Description of Business (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Aug. 01, 2022
Description of Business [Line Items]
Entity incorporated date	Feb. 26, 2021
Marti Ileri Teknoloji Anonim Şirketi (“Marti Ileri”) [Member]
Description of Business [Line Items]
Percentage of subsidiaries	100.00%
Marti Technologies I Inc. [Member]
Description of Business [Line Items]
Percentage of subsidiaries	100.00%
Galata Acquisition Corp [Member]
Description of Business [Line Items]
Callaway capital (in Dollars)		$ 146.6